CHANGE OF CONTROL	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Change Of Control
CHANGE OF CONTROL

NOTE 2 – CHANGE OF CONTROL

Pursuant to the terms of a share transfer agreement dated December 20, 2021, Dr. Low, the then sole executive officer and director of the Company and the owner of 2,000,000 restricted shares of the Company’s ordinary shares representing approximately 67.34% of the Company’s then issued and outstanding shares, sold his entire shareholding of the Company to WKL Global for an aggregate consideration of $100. Upon completion of the Change of Control Transaction, WKL Global then owned 2,000,000 shares, or approximately 67.34% of the Company’s then issued and outstanding shares, which resulted in a change of control of the Company.

NOTE 2 – CHANGE OF CONTROL

Pursuant to the terms of a share transfer agreement dated December 20, 2021, Dr. Low, the then sole executive officer and director of the Company and the owner of 2,000,000 restricted shares of the Company’s ordinary shares representing approximately 67.34% of the Company’s then issued and outstanding shares, sold his entire shareholding of the Company to WKL Global for an aggregate consideration of $100. Upon completion of the Change of Control Transaction, WKL Global then owned 2,000,000 shares, or approximately 67.34% of the Company’s then issued and outstanding shares, which resulted in a change of control of the Company.